ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2020
ORGANIZATION AND BASIS OF PRESENTATION
Schedule of Company's subsidiary, its VIE and VIE's significant subsidiaries and kindergartens

	Date of		Percentage of
	establishment	Place of	legal ownership
Name	or acquisition	establishment	by the Company	Principal activities
Subsidiaries:
Beijing RYB Technology Development Co., Ltd. (“RYB Technology”)	December 24, 2007	PRC	100%	Investment holding and provision of educational services
QIYUAN Education Technology (Tianjin) Co., Ltd (“TJ Qiyuan”)	May 18, 2018	PRC	100%	Investment holding and provision of educational services
Beijing Beilin International Education Co., Ltd. (“BJ Beilin”)	September 28, 2018	PRC	90%	Investment holding and provision of educational services
Precious Companion Group Limited	August 4, 2018	Hong Kong	100%	Investment holding and provision of educational services
Digital Knowledge World Co., Ltd.	September 1, 2018	Cayman Islands	90%	Investment holding and provision of educational services
Digital Education Co., Ltd.	September 1, 2018	Hong Kong	90%	Investment holding and provision of educational services
Beilin International Education Limited	September 1, 2018	Hong Kong	90%	Investment holding and provision of educational services
Global Eduhub Pte Ltd.	April 1, 2019	Singapore	77%	Investment holding and provision of educational services
Global Edu (SG) Holding Pte Ltd.	April 1, 2019	Singapore	77%	Investment holding and provision of educational services
Global Eduhub Holding Limited	April 1, 2019	Hong Kong	77%	Investment holding and provision of educational services

Variable interest entities:
Beijing RYB Children Education Technology Development Co., Ltd. (“Beijing RYB”)	July 3, 2001	PRC	Consolidated VIE	Investment holding and provision of educational services
Beiyao Technology Development Co., Ltd. (“Beiyao”)	June 15, 2018	PRC	Consolidated VIE	Investment holding and provision of educational services
Beijing Haidian District Bozhi Training School (“Bozhi”)	September 28, 2018	PRC	Consolidated VIE	Training services
Shanghai Huiliang Technology Development Co., Ltd. (“Shanghai Huiliang”)	April 1, 2020	PRC	Consolidated VIE	Investment holding and provision of educational services

Major subsidiaries and kindergartens (1):

Shenzhen RYB Children Education Technology Development Co., Ltd.	June 20, 2007	PRC	Consolidated VIE	Sale of educational merchandise and provision of educational services
Beijing Youer Lezhi Technology Development Co., Ltd.	April 2, 2014	PRC	Consolidated VIE	Play-and-learn center services
Shanghai Geleli Technology Development Co.,	June 4, 2019	PRC	Consolidated VIE	Sale of educational merchandise and provision of educational services
NASCANS Pte. Ltd.	April 1, 2019	Singapore	77%	Provision of educational services
Beijing Haidian District RYB Multi-Dimension Intelligence Experimental Kindergarten (2)	January 10, 2005	PRC	Consolidated VIE	Kindergarten services
Beijing Fengtai District RYB Multi-Dimension Intelligence Experimental Kindergarten (2)	April 14, 2005	PRC	Consolidated VIE	Kindergarten services
Beijing Development RYB Bilingual Kindergarten (2)	February 21, 2006	PRC	Consolidated VIE	Kindergarten services
Mulberry Learning Centre International Pte Ltd	April 1, 2019	Singapore	77%	Kindergarten services
Mulberry Learning Centre @ Tanjong Pagar Pte Ltd	April 1, 2019	Singapore	77%	Kindergarten services
Beijing Chaoyang District RYB Xintiandi Kindergarten (2)	April 11, 2011	PRC	Consolidated VIE	Kindergarten services
Changsha Kaifu District RYB Kindergarten (2)	March 30, 2012	PRC	Consolidated VIE	Kindergarten services
Hefei Faneng Sunshine Beach Kindergarten (2)	January 18, 2013	PRC	Consolidated VIE	Kindergarten services
Beijing Chaoyang District Mulberry Kindergarten (2)	July 5, 2013	PRC	Consolidated VIE	Kindergarten services
Changsha Kaifu District Vanke City RYB Kindergarten (2)	January 8, 2014	PRC	Consolidated VIE	Kindergarten services
Changzhou Wujin District RYB New City Villa Kindergarten (2)	February 17, 2014	PRC	Consolidated VIE	Kindergarten services
Guangzhou Liwan District RYB Tangning Garden Kindergarten (2)	May 1, 2014	PRC	Consolidated VIE	Kindergarten services
Chongqing North Bank RYB Huarun Central Park Kindergarten	May 26, 2014	PRC	Consolidated VIE	Kindergarten services
Changzhou Tianning District Huarun International RYB Kindergarten	September 25, 2014	PRC	Consolidated VIE	Kindergarten services
Jinan Licheng District RYB Wanxiang New Sky Kindergarten (2)	October 30, 2014	PRC	Consolidated VIE	Kindergarten services
Xiamen Siming District RYB Yongniantianshu Kindergarten (2)	July 10, 2015	PRC	Consolidated VIE	Kindergarten services
Jinan Licheng District Wangsheren Street RYB Kindergarten (2)	October 30, 2016	PRC	Consolidated VIE	Kindergarten services
Beijing Shunyi District RYB City Garden Kindergarten (2)	November 1, 2016	PRC	Consolidated VIE	Kindergarten services
Beijing XueErLe Education Technology Co., Ltd	December 13, 2016	PRC	Consolidated VIE	Kindergarten services
Beijing Xicheng District RYB Kindergarten (2)	January 16, 2017	PRC	Consolidated VIE	Kindergarten services
Xiamen Jimei District RYB Kindergarten (2)	April 19, 2017	PRC	Consolidated VIE	Kindergarten services
ZaoZhuang RYB Kindergarten (2)	May 1, 2018	PRC	Consolidated VIE	Kindergarten services
Chongqing Liangjiang New District RYB Leyuan Kindergarten Co., Ltd.	June 1, 2018	PRC	Consolidated VIE	Kindergarten services
Tengzhou RYB Renhe Tiandi Kindergarten (2)	May 1, 2018	PRC	Consolidated VIE	Kindergarten services
Shanghai Peidi Culture Communication Co., Ltd	July 1, 2018	PRC	Consolidated VIE	Kindergarten services
Alphabet Playhouse Childcare and Learning Centre Pte Ltd	April 1, 2019	Singapore	77%	Kindergarten services
Alphabet Playhouse @ East Coast Pte Ltd	April 1, 2019	Singapore	77%	Kindergarten services
Beijing RYB Children Education Technology Development Co., Ltd.	July 3, 2001	PRC	Consolidated VIE	Investment holding and provision of educational services
Beijing Digital Knowledge Dream Flying Wanliu Kindergarten Haidian Co. LTD	September 30, 2018	PRC	Consolidated VIE	Kindergarten services
Changsha Boyu Education Technology Development Co., LTD	October 21, 2019	PRC	Consolidated VIE	Sale of educational merchandise and provision of educational services
Mulberry Learning Centre Alexandra Pte Ltd	November 1, 2019	Singapore	77%	Kindergarten services
Shenzhen Longhua District Mulberry Kindergarten (2)	January 1, 2019	PRC	Consolidated VIE	Kindergarten services
Guangzhou Liwan District Small Green Castle Poly City Kindergarten	September 30, 2019	PRC	Consolidated VIE	Kindergarten services
Little Greenhouse @ Bukit Batok Pte Ltd	April 1, 2019	Singapore	77%	Kindergarten services
Global Eduhub Pte Ltd.	April 1, 2019	Singapore	77%	Investment holding and provision of educational services
Beijing Chaoyang District Digital Knowledge Dream Flying Kindergarten (2)	September 30, 2018	PRC	Consolidated VIE	Kindergarten services
Little Greenhouse @ Sengkang Pte Ltd	April 1, 2019	Singapore	77%	Kindergarten services
Changsha Tianxin District Yuwentai RYB Kindergarten (2)	September 1, 2018	PRC	Consolidated VIE	Kindergarten services
Chongqing RYB leyuan Art Training Co. LTD	February 25, 2011	PRC	Consolidated VIE	Sale of educational merchandise and provision of educational services
Guangzhou Yuexiu District RYB Donghai Jiayuan Kindergarten (2)	February 29, 2012	PRC	Consolidated VIE	Kindergarten services
Changsha Yuhua District Liudu RYB Kindergarten (2)	October 1, 2017	PRC	Consolidated VIE	Kindergarten services
Changsha Furong District RYB Kindergarten Co. LTD	September 30, 2017	PRC	Consolidated VIE	Kindergarten services
Little Greenhouse @ S540 Pte Ltd	April 1, 2019	Singapore	77%	Kindergarten services
Guiyang Wudang District RYB Poly Hot Spring Kindergarten (2)	August 31, 2013	PRC	Consolidated VIE	Kindergarten services
Chongqing Liangjiang New District RYB Investment Garden City Kindergarten (2)	February 28, 2015	PRC	Consolidated VIE	Kindergarten services
Little Greenhouse Childcare & Development Pte Ltd	April 1, 2019	Singapore	77%	Kindergarten services
Guangzhou Liwan District RYB China Railway International City Kindergarten	August 31, 2016	PRC	Consolidated VIE	Kindergarten services
Guangzhou Yuexiu District RYB Wende Road Kindergarten (2)	March 30, 2018	PRC	Consolidated VIE	Kindergarten services
Zhuzhou Tianyuan District RYB Kindergarten (2)	August 31, 2016	PRC	Consolidated VIE	Kindergarten services
Shenzhen Futian District RYB Tian Golf Longyuan Kindergarten (2)	August 31, 2011	PRC	Consolidated VIE	Kindergarten services
Changsha Quantang Street RYB Kindergarten (2)	September 1, 2018	PRC	Consolidated VIE	Kindergarten services
Allegiance (Edu) Ptd Ltd	April 1, 2020	Singapore	77%	Kindergarten services
Changsha Yuhua District Jinyu Huafu RYB Kindergarten (2)	February 28, 2014	PRC	Consolidated VIE	Kindergarten services
Little Greenhouse @ S553 Pte Ltd	April 1, 2019	Singapore	77%	Kindergarten services
Changsha Tianxin District RYB Kindergarten (2)	February 28, 2017	PRC	Consolidated VIE	Kindergarten services
(1)	The net revenues generated from these major subsidiaries and kindergartens accounted for approximately 70% of Group’s total net revenues for the year ended December 31, 2020. The English name is for identification purpose only.

1.           ORGANIZATION AND BASIS OF PRESENTATION - continued

(2)	These kindergartens are established and controlled by Beijing RYB, Beiyao or their subsidiaries. Under PRC laws and regulations, entities who establish kindergartens are commonly referred to as “sponsors” instead of “owners” or “shareholders”. The economic substance of “sponsorship” in respect of kindergartens is substantially similar to that of ownership with respect to legal, regulatory and tax matters.

Schedule of consolidated assets and liabilities, operating results and cash flows of the Company's VIE and VIE's subsidiaries and kindergartens

	As of December 31,
	2019	2020
Cash and cash equivalents	37,548	21,111
Prepaid expenses and other current assets	9,548	7,378
Total current assets	57,023	35,314
Total assets	230,975	186,948
Total current liabilities	111,551	106,357
Total liabilities	197,212	188,123

	For the years ended December 31,
	2018	2019	2020
Net revenues	155,946	162,644	80,107
Net income/(loss)	14,610	13,743	(34,938)
Net cash provided by (used in) operating activities	(2,159)	14,691	(12,007)
Net cash used in investing activities	(18,866)	(16,360)	(2,368)
Net cash provided by (used in) financing activities	436	(1,457)	460
Effects of exchange rate changes	(2,701)	(495)	(1,395)